Inventory (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019
Inventory Disclosure [Abstract]
Inventory write-off	$ 1,765	$ 8,240	$ 7,182